Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax (Details) [Line Items]
Effective tax rate (ETR) from continuing operations	3.90%	2.70%
Net operating loss			$ 0
Deferred tax assets			238,491
Deferred tax benefit			(997,702)
Additional paid in capital			759,211
Deferred tax liability			423,413
Deferred income tax expenses			335,798
Deferred tax assets
Provision for income taxes	$ 523,500	$ (114,668)	(988,802)
Federal [Member]
Income Tax (Details) [Line Items]
Net operating loss			700,000
State and Local Jurisdiction [Member]
Income Tax (Details) [Line Items]
Net operating loss			900,000
Heliogen, Inc. [Member]
Income Tax (Details) [Line Items]
Deferred tax assets			6,728,000	12,901,000
Deferred tax benefit	2,000	2,000	6,000	1,000
Deferred tax assets			84,569,000	96,346,000
Provision for income taxes	$ 2,000	$ 2,000	6,000	$ 1,000
Heliogen, Inc. [Member] | Federal [Member]
Income Tax (Details) [Line Items]
Net operating loss			244,400,000
Deferred tax assets, operating loss carryforwards, subject to expiration			10,100,000
Heliogen, Inc. [Member] | State and Local Jurisdiction [Member]
Income Tax (Details) [Line Items]
Net operating loss			265,700,000
Heliogen, Inc. [Member] | Foreign Tax Jurisdiction [Member]
Income Tax (Details) [Line Items]
Net operating loss			$ 3,000,000